UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Intermediate-Term Municipals Fund
Class A [SBLTX]	Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$35	0.69%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,740,157,515
Total Number of Portfolio Holdings	538
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7358-STSR-1125

Western Asset Intermediate-Term Municipals Fund
Class C [SMLLX]	Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$65	1.29%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,740,157,515
Total Number of Portfolio Holdings	538
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7118-STSR-1125

Western Asset Intermediate-Term Municipals Fund
Class I [SBTYX]	Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$26	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,740,157,515
Total Number of Portfolio Holdings	538
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7490-STSR-1125

Western Asset Intermediate-Term Municipals Fund
Class IS [SMLSX]	Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IS	$23	0.46%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,740,157,515
Total Number of Portfolio Holdings	538
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7214-STSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Intermediate-Term Municipals Fund
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.3%
Alabama — 3.7%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$9,621,012
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	2,125,000	2,150,773 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	2,700,000	2,894,530 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,165,484 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/40	4,000,000	4,328,295
Warrants, Series 2024, Refunding	5.250%	10/1/41	5,000,000	5,359,914
Warrants, Series 2024, Refunding	5.250%	10/1/42	5,775,000	6,131,821
Warrants, Series 2024, Refunding	5.250%	10/1/43	6,250,000	6,589,601
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	4,200,000	4,044,971 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	3,250,000	3,008,528 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	5,500,000	5,974,535
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	7,325,000	7,834,917 (a)(b)
Total Alabama				64,104,381
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	750,000	789,300
State Capital Project, Series B, Refunding	4.000%	12/1/35	1,000,000	1,012,918
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	755,288
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,098,741
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,031,577
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,730,872
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,330,773
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	$1,750,000	$1,883,111
Total Alaska				9,632,580
Arizona — 2.7%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	707,582
Basis School Project, Refunding, SD Credit Program	5.000%	7/1/37	850,000	863,220
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,352,435
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,611,362 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	4,000,000	4,034,528 (a)(b)
Intel Corp. Project	4.100%	6/15/28	3,900,000	3,925,113 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	8,500,000	8,680,508 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	1,200,000	1,201,962 (d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,819,984 (c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,406,554 (c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,192,720 (c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,600,293
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,004,241
Total Arizona				46,400,502
Arkansas — 0.3%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	5,250,000	5,332,749 (c)
California — 8.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,052,934
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,261,911
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	$2,250,000	$2,303,732 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	21,500,000	22,780,598 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,817,458 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,413,608 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	4,150,000	4,476,518 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	18,600,000	20,315,625 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	8,200,000	9,154,007 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,633,962 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,507,028 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	503,273 (c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	3,775,000	3,788,809 (c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,533,458 (d)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G	5.000%	5/15/27	3,390,000	3,518,581 (c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,333,356 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,373,015 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,775,000	1,865,504 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,008,061 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,007,224 (c)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	$4,925,000	$5,030,094 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	3,000,000	3,054,792
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,400,000	1,481,531
Series B	6.125%	11/1/29	13,450,000	14,232,407
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2023-1	5.500%	9/1/43	1,350,000	1,411,074
Community Facilities District No 2023-1	5.500%	9/1/48	1,780,000	1,845,254
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	1/1/34	1,000,000	1,044,913 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,207 (c)(e)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,035,794
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/34	655,000	686,279
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/36	1,000,000	1,035,258
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/38	1,750,000	1,789,473
Total California				151,300,738
Colorado — 3.6%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	25,000	25,015
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,575,584
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,372,527
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,143,367
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	2,915,046 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Denver, CO, City & County Airport System Revenue:
Series A, Refunding	5.500%	11/15/40	$23,750,000	$25,832,352 (c)
Subordinated, Series B, Refunding	5.000%	11/15/28	4,735,000	5,039,127 (c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,509,961 (c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,665,555 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,801,368 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/28	415,000	442,270
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.250%	11/15/28	6,675,000	6,985,864
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/30	700,000	750,700
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/31	450,000	488,446
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	7/15/31	400,000	433,002
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	3,700,000	3,999,598 (d)
Total Colorado				62,979,782
Connecticut — 0.3%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,176,978
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,022,753
Connecticut State, GO, Series C	4.000%	6/1/35	1,525,000	1,568,966
Total Connecticut				4,768,697
Delaware — 0.4%
Delaware State EDA Revenue, Acts Retirement - Life Communities Inc. Obligated Group, Series B	5.000%	11/15/43	3,000,000	3,012,440
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,295,681
Total Delaware				7,308,121
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.6%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	$500,000	$507,904
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	502,422
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,083,413
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,091,538
Total District of Columbia				10,185,277
Florida — 5.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,784,760 (c)
Series 2017	5.000%	10/1/42	1,500,000	1,508,275 (c)
Series A	5.000%	10/1/27	1,750,000	1,824,774 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,899,993 (c)
Series 2022	5.000%	9/1/33	1,800,000	1,977,141 (c)
Series 2022	5.000%	9/1/35	1,650,000	1,773,321 (c)
Series 2022	5.000%	9/1/36	1,305,000	1,391,629 (c)
Series 2022	5.000%	9/1/38	1,350,000	1,422,706 (c)
Series 2022	5.000%	9/1/39	1,415,000	1,480,133 (c)
Series 2022	5.000%	9/1/40	1,150,000	1,192,893 (c)
Series 2022	5.000%	9/1/41	1,290,000	1,331,784 (c)
Series 2022	5.000%	9/1/42	1,750,000	1,796,553 (c)
Series B	5.000%	9/1/31	10,155,000	10,839,040 (c)
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,284,623
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,025,467
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A, Refunding	5.000%	7/1/35	5,775,000	6,103,984
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/47	2,900,000	2,856,082 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/27	5,640,000	5,758,787
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,000,000
Series A, Refunding	5.000%	10/1/27	3,000,000	3,000,000
Series A, Refunding	5.000%	10/1/28	1,000,000	1,000,000
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	$3,000,000	$3,021,116 (c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,859,314 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,500,625
Series A, Refunding	4.000%	10/1/37	2,075,000	2,081,574
Series A, Refunding	4.000%	10/1/39	5,175,000	5,101,518
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/27	2,350,000	2,353,942
Series B, Refunding	5.000%	7/1/28	1,000,000	1,001,535
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,042,387
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	647,172
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,026,450
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,652,710 (c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,360,054 (c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,097,714 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	600,000	605,421 (d)(f)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	1,250,000	1,332,047
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,046,560
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	439,037
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	663,227
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,272,969
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,419,296
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,112,921
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	899,110
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2024	4.200%	5/1/39	$850,000	$821,213 (d)
Series 2024	4.550%	5/1/44	1,000,000	952,354 (d)
Total Florida				99,562,211
Georgia — 1.7%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,448,788
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,704,067
Georgia State Municipal Electric Authority, Power Revenue:
Series A, Refunding	5.000%	1/1/34	850,000	925,782
Series A, Refunding	4.000%	1/1/51	645,000	562,184
Series A, Refunding, AG	4.000%	1/1/46	1,780,000	1,669,904
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,880,954
Series B	5.000%	6/1/29	9,475,000	10,041,903 (a)(b)
Series B	5.000%	3/1/32	5,000,000	5,447,284 (a)(b)
Series C	5.000%	9/1/30	4,000,000	4,292,886 (a)(b)
Total Georgia				28,973,752
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,089,427
Series F, Refunding	4.000%	1/1/42	2,050,000	1,906,620
Total Guam				2,996,047
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	5,000,000	4,166,310
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	1,775,000	2,051,341
Total Hawaii				6,217,651
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — 16.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	$1,700,000	$1,686,789
Series 2018	5.000%	4/1/36	1,270,000	1,292,348
Series 2018	5.000%	4/1/37	1,400,000	1,420,395
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	5,010,000	5,160,230
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,549,180
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,718,688
Dedicated, Series A	5.000%	12/1/43	18,000,000	16,777,723
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,019,505
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,240,217
Series A	5.000%	12/1/33	6,475,000	6,605,846
Series A	5.000%	12/1/35	3,450,000	3,474,824
Series A	5.000%	12/1/40	4,515,000	4,400,105
Series A, Refunding	5.000%	12/1/29	2,500,000	2,602,445
Series B, Refunding	5.000%	12/1/36	3,100,000	3,108,039
Series C, Refunding	5.000%	12/1/25	1,000,000	1,001,652
Series C, Refunding, AG	5.000%	12/1/32	1,000,000	1,043,134
Series D	5.000%	12/1/46	1,000,000	907,390
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,171,036
Series A	5.000%	1/1/40	7,075,000	7,020,548
Series A	5.500%	1/1/49	2,200,000	2,176,902
Series A, Refunding	5.000%	1/1/27	2,250,000	2,288,190 (g)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A	5.000%	1/1/42	3,850,000	3,941,434 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,798,508 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	1,965,598 (c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,619,376
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,699,610
Series C, Refunding	5.000%	1/1/43	1,570,000	1,599,779 (c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,518,160 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,011,744
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,764,111
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AG	5.250%	1/1/48	$2,500,000	$2,610,182
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,058,205
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding, AG	5.000%	11/1/28	2,000,000	2,085,357
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,673,554
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Series A, Refunding	5.000%	8/15/34	2,000,000	2,171,677
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	423,262
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	450,242
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	411,399
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,156,731
Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	701,184
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	4,500,000	4,622,346 (a)(b)(c)(d)
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	2,895,000	2,663,091
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AG	5.000%	4/1/28	475,000	502,171
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,202,971
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,264,165
Series A	5.000%	3/1/32	3,925,000	4,314,504
Series A	5.000%	3/1/36	1,000,000	1,068,054
Series A	5.000%	5/1/36	4,665,000	4,817,357
Series A	5.000%	5/1/39	4,800,000	4,903,788
Series A, Refunding	5.000%	10/1/27	12,805,000	13,389,226
Series A, Refunding	5.000%	10/1/30	1,275,000	1,353,916
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series B	5.000%	12/1/33	$4,000,000	$4,384,594
Series B	5.250%	5/1/44	3,550,000	3,717,043
Series B	5.250%	5/1/45	2,500,000	2,605,588
Series B	5.250%	5/1/47	1,000,000	1,034,274
Series B	5.250%	5/1/48	1,250,000	1,288,147
Series B, Refunding	5.000%	9/1/27	6,015,000	6,278,434
Series B, Refunding	5.000%	10/1/27	3,000,000	3,136,874
Series C	5.000%	12/1/41	18,000,000	18,805,986
Series D	5.000%	11/1/27	9,695,000	10,142,284
Series D, Refunding	5.000%	7/1/34	2,300,000	2,527,428
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AG	4.000%	12/1/35	800,000	808,283
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	6,803,095
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,421,449
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	8,910,808
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	11,400,000	11,256,795
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,082,683
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	650,111
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	6/15/45	6,500,000	2,521,241
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	9,920,986
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	13,984,073
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,838,794
University of Illinois, COP, Series C, Refunding	5.000%	3/15/26	1,800,000	1,802,992
Total Illinois				284,348,850
Indiana — 1.2%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,508,670
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	3,074,713
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	$7,000,000	$6,407,617
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019 D, Refunding	5.000%	1/1/26	2,900,000	2,915,612 (c)
Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	5,235,000	5,483,068 (c)
Total Indiana				20,389,680
Kansas — 0.0%††
Wyandotte County, KS, Turner USD No 202, GO, Series A, AG	4.000%	9/1/36	775,000	799,310 (e)
Kentucky — 1.9%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,891,234 (a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,875,629 (a)(b)
Kentucky State Turnpike Authority, Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,495,425
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,041,023
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,093,999 (a)(b)
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	6,250,000	6,317,925 (a)(b)(c)
Trimble County, KY, Pollution Control Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,412,974 (a)(b)(c)
Total Kentucky				33,128,209
Louisiana — 1.0%
Shreveport, LA, Water & Sewer Revenue:
Refunding, AG	5.000%	12/1/28	2,440,000	2,447,656
Refunding, AG	5.000%	12/1/29	2,000,000	2,006,343
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	$7,275,000	$7,249,269 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	6,500,000	6,585,053 (a)(b)
Total Louisiana				18,288,321
Maryland — 0.4%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AG	5.000%	6/1/27	1,400,000	1,419,767
University of Maryland College Park Project, Refunding, AG	5.000%	6/1/30	1,550,000	1,570,274
University of Maryland College Park Project, Refunding, AG	5.000%	6/1/31	1,000,000	1,012,515
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,688,472
Total Maryland				7,691,028
Massachusetts — 1.3%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,065,655
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,120,525
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,055,083
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,197,273
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,266,505
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,035,057
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,005,638
Partners HealthCare System, Mass General Brigham Inc., Series S-1, Refunding	5.000%	7/1/37	1,500,000	1,550,037
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	547,645
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,937,708
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/33	4,880,000	5,138,153 (c)
Total Massachusetts				22,919,279
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — 1.0%
Great Lakes, MI, Water Authority, Water Supply System Revenue, Senior Lien, Series B	5.000%	7/1/37	$1,000,000	$1,114,667
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD, County GTD	5.000%	1/1/51	1,000,000	1,010,586 (c)
Michigan State Finance Authority Revenue:
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.250%	2/28/43	1,500,000	1,579,802
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,000,000	946,896
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,740,003
Michigan State Strategic Fund Ltd. Obligation Revenue:
Graphic Packaging International, LLC, Coated Recycled Board Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,748,845 (a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,006,159 (c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,191,029
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,641,418
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	1,986,717
Total Michigan				17,966,122
Mississippi — 0.6%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,146,054 (a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,323,113
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,782,816
Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	1,945,000	1,998,974
Total Mississippi				11,250,957
Missouri — 0.7%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,210,493
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	$3,250,000	$3,374,626 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,135,539 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,544,395 (c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,378,907
Total Missouri				11,643,960
Nebraska — 0.9%
Central Plains, NE, Energy Project, Gas Project Revenue:
Project No 3, Series A, Refunding	5.000%	9/1/32	5,465,000	5,917,610
Project No 3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,839,670
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,576,404
Total Nebraska				16,333,684
Nevada — 0.3%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,182,354
New Hampshire — 1.2%
National Finance Authority, NH, Revenue, Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	19,000,000	20,959,462
New Jersey — 3.7%
New Brunswick, NJ, Parking Authority Revenue, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,030,373
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,057,868
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,400,490
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,747,824
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,043,312 (e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	982,736
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,880,748
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series S	4.000%	6/15/37	$1,250,000	$1,254,357
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,193,523
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,672,509
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	4,900,000	4,962,290 (c)
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,112,917
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, Refunding, AG	5.000%	7/1/28	2,000,000	2,003,595
University Hospital, Series A, Refunding, AG	5.000%	7/1/30	1,200,000	1,202,100
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,149,574
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,380,944
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,524,102
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,263,137
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	2,977,921
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,199,801
Transportation Program, Series CC	5.250%	6/15/50	1,500,000	1,575,917
Transportation Program, Series CC, Unrefunded	5.250%	6/15/46	3,165,000	3,322,994
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,529,363
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,343,694
Series A, Refunding	5.000%	6/1/36	3,000,000	3,072,716
Total New Jersey				63,884,805
New Mexico — 0.3%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	4,600,000	4,955,522 (a)(b)
New York — 10.1%
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/29	2,700,000	2,728,217 (a)(b)
Series B, Refunding	1.500%	9/1/26	5,500,000	5,417,986 (a)(b)
Series B, Refunding	5.000%	9/1/27	1,750,000	1,799,729 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	$1,750,000	$1,748,767
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,281,708
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	3,933,815
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,206,596
Series A-2	5.000%	5/15/30	5,250,000	5,663,576 (a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,681,666
Nassau County, NY, Industrial Development Agency, Series B, Escrow	—	—	551,101	0 *(h)(i)(j)
New York City, NY, GO:
Subseries E-1	5.000%	3/1/37	7,000,000	7,268,698
Subseries F-1	4.000%	3/1/38	1,000,000	1,012,242
Subseries F-1	4.000%	3/1/40	1,500,000	1,487,178
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AG	5.000%	3/1/28	500,000	528,635
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	1,050,000	1,052,803
New York City, NY, TFA, Future Tax Secured Revenue, Subseries C-1	4.000%	5/1/39	3,500,000	3,485,184
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	20,000	21,494 (e)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	7,934,278
State Supported, Series A	5.000%	3/15/40	6,000,000	6,108,385
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	5.000%	3/15/40	7,500,000	7,789,701
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,518,431
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,108,072
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,910,694 (c)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	$6,480,000	$6,660,561 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,000,000	8,798,458 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,300,000	6,586,188 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	14,000,000	14,596,189 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,585,360 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/43	1,750,000	1,812,039 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/44	1,500,000	1,547,570 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	10,750,000	10,776,520 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,046,771
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,717,237
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,100,000	2,157,547 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	4,750,000	4,482,058 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,100,000	1,329,181 (c)
LaGuardia Airport Terminal B Redevelopment Project, AG	4.000%	7/1/36	21,335,000	21,015,139 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,000,645 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	7,264,143
Port Authority of New York & New Jersey Revenue, Consolidated Series 226, Refunding	5.000%	10/15/40	3,165,000	3,287,734 (c)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	$1,855,000	$1,951,762
Total New York				175,302,957
North Carolina — 0.3%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Refunding	5.000%	7/1/39	1,000,000	1,044,783
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien	5.000%	1/1/43	4,000,000	4,070,810
Total North Carolina				5,115,593
Ohio — 1.7%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,318,714
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,933,376
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	6,068,846
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	3,000,000	2,871,334 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	6,524,801 (c)(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,164,914 (a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,048,281
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	968,582
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	735,485
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	572,331
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,045,221
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,249,506
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	$800,000	$799,678 (c)
Total Ohio				29,301,069
Oklahoma — 0.2%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	3,120,000	3,571,150 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	375,000	417,352 (c)
Total Oklahoma				3,988,502
Oregon — 0.6%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,027,818
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,590,851
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,000,000	3,040,034 (a)(b)
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,536,732 (c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,036,703 (c)
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,290,429
Total Oregon				10,522,567
Pennsylvania — 3.7%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	406,869
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	377,614
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AG	4.000%	12/1/42	1,750,000	1,703,395
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,421,685
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/26	1,015,000	1,015,475
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/27	390,000	390,228
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Penn State Health	4.000%	11/1/35	$2,000,000	$1,997,202
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,040,061
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,138,719
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,340,524
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,768,200
Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,528,057
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,120,000	1,128,949 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,269,824
Series A-2	4.000%	5/15/42	1,000,000	929,877
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	1,250,000	1,303,676 (a)(b)(c)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/40	5,000,000	5,233,900 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	3,915,392 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	13,454,307 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	3,000,000	3,015,379 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/37	1,750,000	1,871,057
Series B	5.000%	12/1/38	2,000,000	2,126,334
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,204,854
Philadelphia, PA, GO, Series B	5.000%	2/1/36	1,500,000	1,595,405
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,289,333
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	1,380,000	1,410,713
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	4,150,000	4,228,466
Total Pennsylvania				65,105,495
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — 4.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	$8,155,000	$7,953,307 (d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,150,292 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	141,729
Restructured, Series A-1	5.625%	7/1/27	169,893	175,899
Restructured, Series A-1	5.625%	7/1/29	167,137	178,869
Restructured, Series A-1	5.750%	7/1/31	162,338	180,003
Restructured, Series A-1	4.000%	7/1/33	153,940	152,326
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,927,471
Restructured, Series A-1	4.000%	7/1/37	10,768,000	10,229,192
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,310,174
Restructured, Series A-1	4.000%	7/1/46	167,923	145,132
Subseries CW	0.000%	11/1/43	635,229	420,839 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	1,863,125 *(k)
Series A	5.000%	7/1/42	3,370,000	2,283,175 *(k)
Series A	5.050%	7/1/42	950,000	643,625 *(k)
Series DDD, Refunding	—	7/1/21	3,460,000	2,335,500 *(l)
Series TT	5.000%	7/1/37	4,775,000	3,235,063 *(k)
Series WW	5.500%	7/1/38	840,000	569,100 *(k)
Series XX	5.250%	7/1/40	7,730,000	5,237,075 *(k)
Series ZZ, Refunding	—	7/1/18	250,000	168,750 *(l)
Series ZZ, Refunding	—	7/1/18	850,000	573,750 *(l)
Series ZZ, Refunding	—	7/1/25	370,000	249,750 *(l)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	2,632,000	2,489,740
Restructured, Series A-1	4.550%	7/1/40	680,000	665,086
Restructured, Series A-1	4.750%	7/1/53	9,150,000	8,611,652
Restructured, Series A-1	5.000%	7/1/58	8,180,000	7,906,732
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,195,634
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,078,659
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	5,907,528
Total Puerto Rico				74,979,177
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	$2,500,000	$2,526,459
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,019,841
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,584,440
Total Rhode Island				6,130,740
South Carolina — 1.1%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.701%	3/1/31	3,000,000	3,103,501 (a)(b)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,516,712
Refunding	5.000%	12/1/30	2,250,000	2,260,743
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,072,349
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	2,945,576 (c)
Series 2018	5.000%	7/1/37	2,000,000	2,060,068 (c)
Total South Carolina				18,958,949
Tennessee — 1.6%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	7,723,183
Metropolitan Nashville, TN, Airport Authority Revenue, Series B	5.000%	7/1/26	1,750,000	1,776,896 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series A-1, Refunding	5.000%	5/1/28	17,310,000	18,074,726 (a)(b)
Total Tennessee				27,574,805
Texas — 7.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	668,085
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	936,527
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	$700,000	$715,060
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,750,393
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,733,892 (c)
Series 2022	5.000%	11/15/36	3,000,000	3,221,928 (c)
Series 2022	5.000%	11/15/37	2,000,000	2,130,838 (c)
Series B	5.000%	11/15/30	5,640,000	6,049,324 (c)
Bexar County, TX, Hospital District:
GO, Refunding	5.000%	2/15/29	1,500,000	1,581,164
GO, Refunding	5.000%	2/15/30	2,000,000	2,107,089
GO, Refunding	5.000%	2/15/31	2,250,000	2,368,456
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,618,655
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,577,973
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	7,800,000	7,195,853
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,227,640
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	3,010,022 (a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,267,290
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,613,731 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,563,184 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	2,930,000	3,145,817 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,454,480 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,625,825 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,885,251 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,512,308 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,491,642 (c)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	$2,630,000	$2,757,138 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,340,400 (c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,767,172
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,905,895
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	5,500,000	5,079,499
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,271,443 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	1,750,000	1,813,680 (a)(b)(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,050,000	1,046,551
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,514,277
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,328,181
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,606,281 (c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,517,063 (c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,581,236 (c)
Texas State:
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,614,185
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	7,000,000	7,540,571
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	2,000,000	2,123,992 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,275,000	1,345,670 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,050,616 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,100,607
Senior Lien, LBJ Infrastructure Group LLC, Refunding	4.000%	12/31/34	1,500,000	1,513,488
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	$2,000,000	$2,047,582
West Harris County, TX, Regional Water Authority Revenue, Series W, Refunding	4.000%	12/15/45	2,100,000	1,950,368
Total Texas				135,268,322
Utah — 0.8%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,065,166 (c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,291,700
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,937,323
Series 2019	4.000%	10/15/33	600,000	604,023
Series 2019	4.000%	10/15/39	925,000	877,266
Series 2021	4.000%	10/15/32	500,000	503,443
Series 2021	4.000%	10/15/35	400,000	392,850
Series 2021	4.000%	10/15/36	200,000	193,860
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,660,242
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,044,482
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,547,525
Total Utah				14,117,880
Vermont — 0.1%
University of Vermont & State Agricultural College, GO, Series A	5.000%	10/1/44	1,000,000	1,024,388
Virginia — 0.6%
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	5.250%	7/1/43	1,000,000	1,053,805
Riverside Health System, Series 2023, AG	5.250%	7/1/48	1,500,000	1,560,590
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,442,688
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,054,802
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	$4,120,000	$4,127,585 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,057,238
Total Virginia				10,296,708
Washington — 2.2%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,358,971 (c)
Series 2019	5.000%	4/1/32	3,040,000	3,219,524 (c)
Series A	5.000%	5/1/36	4,000,000	4,045,982 (c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,115,666 (c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,272,567 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,424,258
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,029,583
Total Washington				37,466,551
West Virginia — 0.1%
West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	1,400,000	1,416,035 (a)(b)(c)
Wisconsin — 1.1%
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,542,034 (d)
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/36	2,250,000	2,378,205
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,658,691
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	7,000,000	7,173,032
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,049,238
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,562,740
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,592,535
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,063,880
Total Wisconsin				20,020,355

Total Municipal Bonds (Cost — $1,687,314,759)				1,676,094,124
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(m) — 4.4%
New York — 4.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	$24,245,000	$25,139,092
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	25,170,000	23,665,368
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	27,300,000	28,352,817

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $77,879,423)				77,157,277
Total Investments before Short-Term Investments (Cost — $1,765,194,182)				1,753,251,401

Short-Term Investments — 0.4%
Municipal Bonds — 0.4%
Colorado — 0.0%††
Colorado State Health Facilities Authority Revenue, Children’s Hospital, Refunding, LOC - TD Bank N.A.	3.700%	12/1/52	100,000	100,000 (n)(o)
Illinois — 0.1%
Illinois State Finance Authority Revenue:
University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	3.750%	8/1/44	350,000	350,000 (n)(o)
University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	3.750%	8/1/43	450,000	450,000 (n)(o)
Total Illinois				800,000
Iowa — 0.0%††
Iowa Finance Authority, Series E, SPA - TD Bank N.A., GNMA/FNMA/FHLMC	2.900%	1/1/49	435,000	435,000 (n)(o)
Massachusetts — 0.1%
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	3.150%	10/1/42	600,000	600,000 (n)(o)
Massachusetts State HEFA Revenue:
Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	3.700%	7/1/39	500,000	500,000 (n)(o)
Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	2.250%	7/1/27	100,000	100,000 (n)(o)
Total Massachusetts				1,200,000
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mississippi — 0.0%††
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series C	3.500%	12/1/30	$500,000	$500,000 (n)(o)
New Jersey — 0.1%
New Jersey State EFA Revenue, Institute for Advanced Study, Series B, Refunding, SPA - TD Bank N.A.	2.800%	7/1/31	300,000	300,000 (n)(o)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	2.950%	7/1/35	400,000	400,000 (n)(o)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	2.150%	7/1/43	800,000	800,000 (n)(o)
Total New Jersey				1,500,000
New York — 0.1%
New York City, NY, GO, Subseries D-4, LOC - TD Bank N.A.	3.900%	8/1/40	200,000	200,000 (n)(o)
New York City, NY, HDC, MFH Revenue, Series I-3, SPA - TD Bank N.A.	2.900%	11/1/60	200,000	200,000 (n)(o)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.900%	6/15/49	200,000	200,000 (n)(o)
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Subseries B-4, SPA - JPMorgan Chase & Co.	3.700%	8/1/42	200,000	200,000 (n)(o)
New York State HFA Revenue, 10 Liberty Street Realty LLC, Series A, LIQ - FHLMC, LOC - FHLMC	2.950%	5/1/35	100,000	100,000 (n)(o)
Total New York				900,000
Pennsylvania — 0.0%††
Pennsylvania HFA, Single Family Mortgage Revenue Bonds, Series B, SPA - TD Bank N.A.	2.800%	10/1/50	100,000	100,000 (n)(o)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Philadelphia, PA, IDA, Gift of Life Donor Program Project, LOC - TD Bank N.A.	2.950%	12/1/34	$700,000	$700,000 (n)(o)
Total Pennsylvania				800,000

Total Short-Term Investments (Cost — $6,235,000)				6,235,000
Total Investments — 101.1% (Cost — $1,771,429,182)				1,759,486,401
TOB Floating Rate Notes — (2.4)%				(42,395,000)
Other Assets in Excess of Other Liabilities — 1.3%				23,066,114
Total Net Assets — 100.0%				$1,740,157,515

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	The coupon payment on this security is currently in default as of September 30, 2025.
(l)	The maturity principal is currently in default as of September 30, 2025.
(m)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(n)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
SCAGO	—	South Carolina Association of Government Organizations
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
September 30, 2025

Assets:
Investments, at value (Cost — $1,771,429,182)	$1,759,486,401
Cash	29,641
Interest receivable	23,613,147
Receivable for securities sold	10,163,889
Receivable for Fund shares sold	340,070
Other assets	458
Prepaid expenses	55,418
Total Assets	1,793,689,024
Liabilities:
TOB Floating Rate Notes (Note 1)	42,395,000
Payable for Fund shares repurchased	9,072,693
Payable for securities purchased	600,000
Investment management fee payable	462,019
Interest and commitment fees payable	195,991
Distributions payable	110,944
Service and/or distribution fees payable	101,668
Trustees’ fees payable	2,246
Accrued expenses	590,948
Total Liabilities	53,531,509
Total Net Assets	$1,740,157,515
Net Assets:
Par value (Note 7)	$2,880
Paid-in capital in excess of par value	1,898,912,135
Total distributable earnings (loss)	(158,757,500)
Total Net Assets	$1,740,157,515
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Net Assets:
Class A	$659,574,310
Class C	$29,532,671
Class I	$861,107,588
Class IS	$189,942,946
Shares Outstanding:
Class A	109,145,459
Class C	4,876,210
Class I	142,547,138
Class IS	31,409,981
Net Asset Value:
Class A (and redemption price)	$6.04
Class C (and redemption price)	$6.06
Class I (and redemption price)	$6.04
Class IS (and redemption price)	$6.05
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.18
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2025

Investment Income:
Interest	$35,593,527
Expenses:
Investment management fee (Note 2)	3,119,768
Transfer agent fees (Notes 2 and 5)	779,560
Interest expense (Note 1)	689,865
Service and/or distribution fees (Notes 2 and 5)	637,785
Registration fees	64,619
Shareholder reports	49,780
Fund accounting fees	45,378
Legal fees	43,486
Audit and tax fees	31,183
Trustees’ fees	30,977
Commitment fees (Note 8)	8,832
Insurance	7,066
Custody fees	4,862
Miscellaneous expenses	10,762
Total Expenses	5,523,923
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(300,311)
Net Expenses	5,223,612
Net Investment Income	30,369,915
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(6,793,949)
Futures contracts	4,102,692
Net Realized Loss	(2,691,257)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	20,047,852
Futures contracts	(2,194,109)
Change in Net Unrealized Appreciation (Depreciation)	17,853,743
Net Gain on Investments and Futures Contracts	15,162,486
Increase in Net Assets From Operations	$45,532,401
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$30,369,915	$72,938,891
Net realized loss	(2,691,257)	(2,549,057)
Change in net unrealized appreciation (depreciation)	17,853,743	(28,542,480)
Increase in Net Assets From Operations	45,532,401	41,847,354
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(30,046,503)	(72,189,255)
Decrease in Net Assets From Distributions to Shareholders	(30,046,503)	(72,189,255)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	166,988,334	491,299,073
Reinvestment of distributions	29,307,952	69,652,939
Cost of shares repurchased	(359,218,155)	(1,122,792,656)
Decrease in Net Assets From Fund Share Transactions	(162,921,869)	(561,840,644)
Decrease in Net Assets	(147,435,971)	(592,182,545)
Net Assets:
Beginning of period	1,887,593,486	2,479,776,031
End of period	$1,740,157,515	$1,887,593,486
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.98	$6.07	$6.04	$6.19	$6.52	$6.21
Income (loss) from operations:
Net investment income	0.10	0.19	0.18	0.15	0.13	0.16
Net realized and unrealized gain (loss)	0.06	(0.09)	0.03	(0.15)	(0.33)	0.31
Total income (loss) from operations	0.16	0.10	0.21	0.00 [3]	(0.20)	0.47
Less distributions from:
Net investment income	(0.10)	(0.19)	(0.18)	(0.15)	(0.13)	(0.16)
Total distributions	(0.10)	(0.19)	(0.18)	(0.15)	(0.13)	(0.16)
Net asset value, end of period	$6.04	$5.98	$6.07	$6.04	$6.19	$6.52
Total return[4]	2.67%	1.62%	3.52%	0.04%	(3.20)%	7.57%
Net assets, end of period (millions)	$660	$735	$790	$783	$706	$700
Ratios to average net assets:
Gross expenses	0.69%[5]	0.67%	0.64%	0.61%	0.59%	0.59%
Net expenses[6]	0.69 [5]	0.67	0.64	0.61	0.59	0.59 [7]
Net investment income	3.31 [5]	3.13	2.98	2.52	1.95	2.45
Portfolio turnover rate	2%	10%	17%	25%	15%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.00	$6.08	$6.05	$6.20	$6.53	$6.22
Income (loss) from operations:
Net investment income	0.08	0.15	0.14	0.11	0.09	0.12
Net realized and unrealized gain (loss)	0.06	(0.08)	0.03	(0.15)	(0.33)	0.31
Total income (loss) from operations	0.14	0.07	0.17	(0.04)	(0.24)	0.43
Less distributions from:
Net investment income	(0.08)	(0.15)	(0.14)	(0.11)	(0.09)	(0.12)
Total distributions	(0.08)	(0.15)	(0.14)	(0.11)	(0.09)	(0.12)
Net asset value, end of period	$6.06	$6.00	$6.08	$6.05	$6.20	$6.53
Total return[3]	2.36%	1.19%	2.90%	(0.56)%	(3.76)%	6.93%
Net assets, end of period (000s)	$29,533	$33,350	$50,229	$75,353	$113,642	$166,814
Ratios to average net assets:
Gross expenses	1.29%[4]	1.26%	1.25%	1.21%	1.18%	1.18%
Net expenses[5]	1.29 [4]	1.26	1.25	1.21	1.18	1.18 [6]
Net investment income	2.70 [4]	2.53	2.37	1.87	1.37	1.87
Portfolio turnover rate	2%	10%	17%	25%	15%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.98	$6.07	$6.04	$6.19	$6.52	$6.21
Income (loss) from operations:
Net investment income	0.10	0.20	0.19	0.16	0.14	0.17
Net realized and unrealized gain (loss)	0.06	(0.09)	0.03	(0.15)	(0.33)	0.31
Total income (loss) from operations	0.16	0.11	0.22	0.01	(0.19)	0.48
Less distributions from:
Net investment income	(0.10)	(0.20)	(0.19)	(0.16)	(0.14)	(0.17)
Total distributions	(0.10)	(0.20)	(0.19)	(0.16)	(0.14)	(0.17)
Net asset value, end of period	$6.04	$5.98	$6.07	$6.04	$6.19	$6.52
Total return[3]	2.76%	1.79%	3.68%	0.20%	(3.05)%	7.76%
Net assets, end of period (millions)	$861	$881	$1,134	$1,151	$1,335	$1,416
Ratios to average net assets:
Gross expenses	0.58%[4]	0.54%	0.53%	0.49%	0.46%	0.45%
Net expenses[5,6]	0.51 [4]	0.50	0.49	0.45	0.43	0.43
Net investment income	3.49 [4]	3.29	3.13	2.65	2.11	2.61
Portfolio turnover rate	2%	10%	17%	25%	15%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.43%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.99	$6.07	$6.04	$6.20	$6.52	$6.21
Income (loss) from operations:
Net investment income	0.11	0.20	0.19	0.16	0.14	0.17
Net realized and unrealized gain (loss)	0.05	(0.08)	0.03	(0.16)	(0.32)	0.31
Total income (loss) from operations	0.16	0.12	0.22	0.00 [3]	(0.18)	0.48
Less distributions from:
Net investment income	(0.10)	(0.20)	(0.19)	(0.16)	(0.14)	(0.17)
Total distributions	(0.10)	(0.20)	(0.19)	(0.16)	(0.14)	(0.17)
Net asset value, end of period	$6.05	$5.99	$6.07	$6.04	$6.20	$6.52
Total return[4]	2.78%	2.01%	3.74%	0.09%	(2.83)%	7.81%
Net assets, end of period (millions)	$190	$239	$505	$601	$707	$386
Ratios to average net assets:
Gross expenses	0.46%[5]	0.45%	0.43%	0.40%	0.37%	0.37%
Net expenses[6]	0.46 [5]	0.45 [7]	0.43	0.40	0.37	0.37 [7]
Net investment income	3.53 [5]	3.34	3.19	2.70	2.16	2.66
Portfolio turnover rate	2%	10%	17%	25%	15%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$1,676,094,124	$0 *	$1,676,094,124
Municipal Bonds Deposited in Tender Option Bond Trusts	—	77,157,277	—	77,157,277
Total Long-Term Investments	—	1,753,251,401	0 *	1,753,251,401
Short-Term Investments†	—	6,235,000	—	6,235,000
Total Investments	—	$1,759,486,401	$0 *	$1,759,486,401

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Fund’s Statement of Operations. For the six months ended September 30, 2025, the average daily amount of floating rate notes outstanding was $42,395,000 and weighted average interest rate was 3.20%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i)
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of September 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(j) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements, between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the six months ended September 30, 2025, fees waived and/or expenses reimbursed amounted to $300,311.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at September 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class I	Class IS
Expires March 31, 2026	$467,418	—
Expires March 31, 2027	451,680	$410
Expires March 31, 2028	300,311	—
Total fee waivers/expense reimbursements subject to recapture	$1,219,409	$410
For the six months ended September 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended September 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $2,357 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended September 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$12,403
CDSCs	13,787
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2025, such purchase and sale transactions (excluding accrued interest) were $86,060,000 and $86,440,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$40,332,587
Sales	190,313,230
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,727,335,572	$26,745,996	$(36,990,167)	$(10,244,171)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
At September 30, 2025, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$4,102,692

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,194,109)
During the six months ended September 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$17,642,451

*	Based on the average of the market values at each month-end during the period.
†	At September 30, 2025, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

For the six months ended September 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$521,103	$268,543
Class C	116,682	12,377
Class I	—	498,473
Class IS	—	167
Total	$637,785	$779,560
For the six months ended September 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$300,311
Class IS	—
Total	$300,311
6. Distributions to shareholders by class

	Six Months Ended September 30, 2025	Year Ended March 31, 2025
Net Investment Income:
Class A	$11,355,609	$24,094,262
Class C	414,778	1,038,312
Class I	14,685,809	35,868,432
Class IS	3,590,307	11,188,249
Total	$30,046,503	$72,189,255
7. Shares of beneficial interest
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,376,138	$31,828,466	17,284,557	$104,865,893
Shares issued on reinvestment	1,839,897	10,921,554	3,829,106	23,189,728
Shares repurchased	(20,918,937)	(124,165,509)	(28,493,158)	(172,728,944)
Net decrease	(13,702,902)	$(81,415,489)	(7,379,495)	$(44,673,323)
Class C
Shares sold	208,133	$1,231,985	346,075	$2,108,407
Shares issued on reinvestment	69,418	413,188	170,372	1,034,017
Shares repurchased	(962,748)	(5,720,675)	(3,214,597)	(19,549,202)
Net decrease	(685,197)	$(4,075,502)	(2,698,150)	$(16,406,778)
Class I
Shares sold	19,302,977	$114,245,408	44,045,098	$266,849,086
Shares issued on reinvestment	2,428,036	14,410,331	5,784,730	35,023,448
Shares repurchased	(26,410,103)	(156,145,945)	(89,573,544)	(541,877,974)
Net decrease	(4,679,090)	$(27,490,206)	(39,743,716)	$(240,005,440)
Class IS
Shares sold	3,320,460	$19,682,475	19,348,041	$117,475,687
Shares issued on reinvestment	599,621	3,562,879	1,716,445	10,405,746
Shares repurchased	(12,354,190)	(73,186,026)	(64,413,707)	(388,636,536)
Net decrease	(8,434,109)	$(49,940,672)	(43,349,221)	$(260,755,103)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended September 30, 2025.

Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

9. Deferred capital losses
As of March 31, 2025, the Fund had deferred capital losses of $147,327,062, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Intermediate-Term Municipals Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Intermediate-Term Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with
Western Asset Intermediate-Term Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional intermediate municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, and 5-year periods ended December 31, 2024 and the Fund’s performance was approximately equal to the benchmark index for the10-year period ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its

Western Asset Intermediate-Term Municipals Fund

actual total expense ratio to its peer group, consisting of a group of institutional intermediate municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Intermediate-Term Municipals Fund

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Western Asset
Intermediate-Term Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Intermediate-Term Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Intermediate-Term Municipals Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90032-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 25, 2025